Accrued Payroll (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Accrued Payroll [Line Items]
Accrued payroll	$ 67,850		$ 67,850	$ 67,850
Net of payments	79,615	$ 1,400	145,814	263,885
Accrued salaries	21,635	99,850	405,000	435,000
Accrued payroll taxes	1,731	7,988	55,384
Payments for taxes			41,386	91,198
Conversion of accrued salaries			180,000
Officer [Member]
Accrued Payroll [Line Items]
Net of payments	79,615			263,885
Accrued salaries	$ 496,244	$ 495,273	474,610	395,423
Accrued payroll taxes			$ 55,384	$ 103,598
Shares issued (shares)			180,000